CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,449	$ 13,903
Trade receivables	8,684	16,711
Advances to suppliers	1,631	2,300
Other accounts receivable	3,323	14,482
Loans receivable	0	2,708
Biological assets	0	1,687
Inventory	16,585	29,391
Total current assets	32,672	81,182
NON-CURRENT ASSETS:
Property, plant and equipment, net	5,221	30,268
Investments in affiliates	2,410	2,429
Advance payment for intangible assets of pharmacy	0	3,129
Derivative assets	0	14
Right-of-use assets, net	1,929	18,162
Deferred tax assets, net	763	16
Intangible assets, net	7,910	30,885
Goodwill	9,771	121,303
Total non-current assets	28,004	206,206
Total assets	60,676	287,388
CURRENT LIABILITIES:
Trade payables	15,312	13,989
Bank loans and others	9,246	9,502
Other accounts payable and accrued expenses	6,013	20,143
Accrued purchase consideration liabilities	2,434	6,039
Current maturities of operating lease liabilities	814	1,554
Total current liabilities	33,819	51,227
NON-CURRENT LIABILITIES:
Warrants measured at fair value	8	6,022
Operating lease liabilities	1,075	17,820
Long-term loans	399	392
Employee benefit liabilities, net	246	391
Deferred tax liability, net	1,332	6,591
Total non-current liabilities	3,060	31,216
Total liabilities	36,879	82,443
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	245,776	237,677
Treasury Stock	0	(660)
Translation reserve	1,283	2,614
Reserve from share-based payment transactions	15,167	12,348
Accumulated deficit	(239,574)	(50,743)
Total equity attributable to shareholders of the Company	22,652	201,236
Non-controlling interests	1,145	3,709
Total equity	23,797	204,945
Total equity and liabilities	$ 60,676	$ 287,388